BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
Merger with EJF Acquisition Corp
On June 22, 2022 (the “EJFA Closing Date”), the Company consummated the previously announced business combination pursuant to the Agreement and Plan of Merger, dated September 15, 2021 (the “EJFA Merger Agreement”), by and among the Company, EJF Acquisition Corp., a Cayman Islands exempted company (“EJFA”), and Rigel Merger Sub Inc., a Cayman Islands exempted company and wholly-owned subsidiary of the Company (“EJFA Merger Sub”).

On the EJFA Closing Date, the following transactions occurred pursuant to the terms of the EJFA Merger Agreement:

•(i) immediately prior to the effective time (the “Effective Time”) of the EJFA Merger (as defined below), each preferred share, with nominal value New Israeli Shekel 0.01, of Pagaya (each, a “Pagaya Preferred Share”) was converted into ordinary shares, with no par value, of Pagaya (each, a “Pagaya Ordinary Share”) in accordance with Pagaya’s organizational documents (the “Conversion”), (ii) immediately following the Conversion but prior to the Effective Time, Pagaya adopted amended and restated articles of association of Pagaya, (iii) immediately following such adoption but prior to the Effective Time, Pagaya effected a stock split of each Pagaya Ordinary Share and each Pagaya Ordinary Share underlying any outstanding options to acquire Pagaya Ordinary Shares, whether vested or unvested, into such number of Pagaya Ordinary Shares calculated in accordance with the terms of the EJFA Merger Agreement such that each Pagaya Ordinary Share has a value of $120.00 per share after giving effect to such stock split
(the “Stock Split”), with the three founders of Pagaya (including any trusts the beneficiary of which is a founder of Pagaya and to the extent that a founder of Pagaya has the right to vote the shares held by such trust) (in their capacity as shareholders of Pagaya, the “Founders”) each receiving Class B ordinary shares of Pagaya, without par value (the “Pagaya Class B Ordinary Shares”), which carry voting rights in the form of ten (10) votes per share of Pagaya, and the other shareholders of Pagaya receiving Class A ordinary shares of Pagaya, without par value (the “Pagaya Class A Ordinary Shares”), which are economically equivalent to the Pagaya Class B Ordinary Shares and carry voting rights in the form of one (1) vote per share of Pagaya, in accordance with Pagaya’s organizational documents (the “Reclassification” and, together with the Conversion and the Stock Split, the “Capital Restructuring”);

•at the Effective Time, EJFA Merger Sub merged with and into EJFA (the “EJFA Merger”), with EJFA continuing as the surviving company after the EJFA Merger (the “Surviving Company”), and, as a result of the EJFA Merger, the Surviving Company became a direct, wholly-owned subsidiary of Pagaya; and

•at the Effective Time, (i) each Class B ordinary share, par value $0.0001 per share, of EJFA (the “EJFA Class B Ordinary Shares”) issued and outstanding immediately prior to the Effective Time other than all shares of EJFA held by EJFA, EJFA Merger Sub or Pagaya or any of its subsidiaries at that time (such shares, the “Excluded Shares”), was no longer outstanding and was converted into the right of the holder thereof to receive one Pagaya Class A Ordinary Share after giving effect to the Capital Restructuring, (ii) each Class A ordinary share, par value $0.0001 per share, of EJFA (the “EJFA Class A Ordinary Shares”) issued and outstanding immediately prior to the Effective Time other than the Excluded Shares was no longer outstanding and was converted into the right of the holder thereof to receive one Pagaya Class A Ordinary Share after giving effect to the Capital Restructuring, (iii) each issued and outstanding warrant of EJFA sold to the public and to Wilson Boulevard LLC, a Delaware limited liability company, in a private placement in connection with EJFA’s initial public offering (the “EJFA Warrants”) was automatically and irrevocably assumed by Pagaya and converted into a corresponding warrant exercisable for Pagaya Class A Ordinary Shares (“Pagaya Warrants”).

The warrants acquired in the EJFA Merger include (a) redeemable warrants issued by EJFA and sold as part of the units in the EJFA IPO (whether they were purchased in the EJFA IPO or thereafter in the open market), which are exercisable for an aggregate of 798,611 shares of common stock at a purchase price of $138 per share (the “EJFA Public Warrants”) and (b) warrants issued by EJFA to Wilson Boulevard LLC in a private placement simultaneously with the closing of the EJFA IPO, which are exercisable for an aggregate of 430,555 shares of common stock at a purchase price of $138 per share (the “EJFA Private Placement Warrants”). See Note 11 for additional information.

The EJFA Merger was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Under this method of accounting, Pagaya has been determined to be the accounting acquirer, primarily due to the fact that Pagaya Shareholders will continue to control the post-Closing combined company.

On the EJFA Closing Date, simultaneous with the closing of the EJFA Merger, the Company completed a PIPE financing whereby the Company received $350 million gross proceeds in exchange for 2,916,666 shares of common stock.

Total gross proceeds resulting from the transactions were $350 million, out of which total transaction costs amounted to approximately $57.3 million. The transaction costs allocated to the warrants liabilities in the amount of $1.2 million were recognized as expenses in the Company’s consolidated statement of operations.

In connection with the EJFA Merger, the Company’s board of directors approved a 1:186.9 stock split and a change in par value from NIS 0.01 to no par value. As a result, all shares, options, warrants, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

Acquisition of Darwin Homes, Inc.

On January 5, 2023 (“Darwin acquisition date”), the Company completed the acquisition of Darwin Homes, Inc. (“Darwin”), a leading real estate investment management platform based in Austin, Texas that offers a comprehensive, tech-enabled solution for acquiring, renovating, and managing single-family rental properties. Darwin is a wholly-owned subsidiary of the Company and the results of Darwin for the period from January 5, 2023 to December 31, 2023 are included in the Company’s results of operations for the year ended December 31, 2023. Pro forma results of operations have not been presented because the effects of the acquisition was not material to the Company's consolidated statements of operations.
The Company acquired 100% of Darwin’s equity through an all-stock transaction with a market value of approximately $18 million as of the Darwin acquisition date. In addition to the purchase consideration, the Company also granted approximately $12 million of cash and equity awards to Darwin employees which are recognized as compensation expense over their requisite service periods. Acquisition related costs of $0.1 million were expensed as incurred and are included in general and administrative expenses in the consolidated statement of operations.

Darwin Net Assets Acquired

The assets acquired and liabilities assumed have been included in the consolidated financial statements as of the Darwin acquisition date. Total assets acquired included identified intangible assets of $5.1 million. The Company recognized an asset for goodwill, determined as the excess of the purchase price over the net fair value of the assets acquired and liabilities assumed, that amounted to $10.9 million. Goodwill generated from this business combination is attributed to synergies between the Company's and Darwin's respective products and services.

An assessment of the fair value of identified intangible assets and their respective lives as of the acquisition date are as follows:

	Estimated Useful Life	Fair Value
Trade name	2	$1,400
Developed technology	2	3,700
Total		$5,100

Identified intangible assets in the table above are amortized on a straight-line basis over the estimated useful lives. The Company believes that the straight-line method of amortization is the most appropriate methodology as it is supported by the pattern in which the economic benefits of the intangible assets are consumed.

Acquisition of Theorem Technology, Inc.

On October 22, 2024 (“Theorem acquisition date”), the Company completed the acquisition of Theorem Technology, Inc. (“Theorem”), a Silicon Valley-based institutional asset manager focused exclusively on the consumer credit space, managing assets for global institutional investors since its founding in 2014. Theorem is a wholly-owned subsidiary of the Company and the results of Theorem for the period from October 22, 2024 to December 31, 2024 are included in the Company’s results of operations for the year ended December 31, 2024. Pro forma results of operations have not been presented because the effect of the acquisition was not material to the Company's consolidated statements of operations.

The Company acquired 100% of Theorem’s equity for approximately $17.5 million, consisting of $10.0 million cash and 504,440 of the Company’s Class A Ordinary Shares (valued at $7.5 million as of the closing date), with an additional estimated contingent consideration at fair value of $6.1 million to be paid in cash and/or the Company’s Class A Ordinary Shares based on achievement of certain performance objectives defined in the purchase agreement. Contingent consideration will be remeasured through the consolidated statement of operations over the 1-year performance period. As the transaction has closed recently, the purchase accounting has not yet been completed. Acquisition related costs of $0.1 million were expensed as incurred and are included in general and administrative expenses in the consolidated statement of operations.

Theorem Net Assets Acquired

The assets acquired and liabilities assumed have been included in the consolidated financial statements as of the Theorem acquisition date. Total assets acquired included identified intangible assets of $8.3 million. The Company recognized an asset for goodwill of $12.1 million, determined as the excess of the purchase price over the net fair value of the assets acquired and liabilities assumed. Goodwill generated from this business combination is attributed to synergies between the Company's and Theorem's respective products and services. The goodwill is not expected to be deductible for income tax purposes.

An assessment of the fair value of identified intangible assets and their respective lives as of the acquisition date are as follows:

	Estimated Useful Life	Fair Value
Investment management agreements	3	$6,200
Developed technology	3	1,800
Trade name	3	300
Total		$8,300

Identified intangible assets in the table above are amortized on a straight-line basis over the estimated useful lives. The Company believes that the straight-line method of amortization is the most appropriate methodology as it is supported by the pattern in which the economic benefits of the intangible assets are consumed.